Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended	1 Months Ended
	May 10, 2011	Mar. 28, 2013	May 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2010
Ordinary shares, shares issued					1,916,028	4,894,983		1,564,000
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Treasury Stock, Shares, Retired	165,592		165,592	156,400
Ordinary shares, subject to possible redemption, shares					23,014	3,031,969	3,031,969
Funds released from trust account for shares redeemed		$ 30,149,720
Stock Redeemed or Called During Period, Shares		3,008,955